Discontinued operations	12 Months Ended
Dec. 31, 2021
Discontinued operations
Discontinued operations

26. Discontinued operations

On November 23, 2020 we signed a share purchase agreement with Selvita S.A. in relation to the disposal of Fidelta d.o.o. (our previous fee-for-service segment). We have classified the assets and the associated liabilities of Fidelta as held for sale in our financial statements for the year ended December 31, 2020.

The transaction was completed on January 4, 2021 for a total consideration of €37.1 million. Fidelta will continue performing drug discovery services for us for the next four years for which we have purchase commitments for an aggregate amount of €19.3 million on December 31, 2021.

DISPOSAL OF FIDELTA

Consideration received

(Euro, in thousands)
Cash received	€37,080
Total cash received	€37,080

Analysis of assets and liabilities over which control was lost

January 4, 2021
(Euro, in thousands)
Intangible assets	€21
Property, plant and equipment	10,050
Other non-current assets	160
Trade and other receivables	4,428
Cash and cash equivalents	7,884
Other current assets	863
Total assets	23,406

Non-current lease liabilities	4,115
Other non-current liabilities	70
Trade and other liabilities	4,479
Current lease liabilities	727
Income tax payable	356
Total liabilities	9,747

Net assets disposed of	€13,658

Gain on disposal of Fidelta

(Euro, in thousands)
Cash received	€37,080
Net assets disposed of	(13,658)
Effect of cumulative translation adjustment reclassified from equity on loss of control	(731)
Costs associated to the sale	(500)
Gain on disposal	€22,191

Net cash proceeds from the disposal of Fidelta

(Euro, in thousands)
Cash received	€37,080
Less: cash and cash equivalents balances disposed of	(7,884)
Total consideration received, net of cash disposed of	29,196
Costs associated to the sale	(500)
Cash in from disposal of Fidelta, net of cash disposed of	€28,696

RESULT FROM DISCONTINUED OPERATIONS

	Year ended December 31,

	2021	2020	2019

	(Euro, in thousands, except share and per share data)

Fee-for-service revenues	€—	€16,140	€10,084
Total revenues	—	16,140	10,084

Gain on disposal of subsidiaries	22,191	—	—

Research and development expenses	—	(7,685)	(7,229)
General and administrative expenses	—	(2,000)	(1,319)
Other income	—	—	8

Operating income	22,191	6,455	1,544

Other financial income	—	179	93
Other financial expenses	—	(176)	(102)

Income before tax	22,191	6,458	1,535

Income taxes	—	(893)	(379)

Net income	€22,191	€5,565	€1,156

Basic income per share from discontinued operations	€0.34	€0.09	€0.02
Diluted income per share from discontinued operations	€0.34	€0.08	€0.02
Weighted average number of shares (in thousands of shares)	65,500	65,075	57,614
Weighted average number of shares - Diluted (in thousands of shares)	65,831	67,572	60,112

CASH FLOW FROM DISCONTINUED OPERATIONS

	2021	2020	2019

	(Euro, in thousands)
Net cash flows generated from operating activities	€—	€7,173	€2,911
Net cash flows generated from/used in (-) investing activities	28,696	(2,284)	(1,350)
Net cash flows used in financing activities	—	(664)	(709)
Net cash flow from discontinued operations	€28,696	€4,225	€852